Equity - Schedule of Outstanding Non-Marketable Warrants (Details) - Jun. 30, 2026		$ / shares shares	₪ / shares shares
February 16, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	204	204
Exercise price for one ordinary share | $ / shares	[1]	$ 17,493
Expiration date		Nov. 29, 2027	Nov. 29, 2027
February 16, 2023 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1],[2]	19	19
Exercise price for one ordinary share | ₪ / shares	[1]		₪ 64,362
Expiration date	[1]	Nov. 29, 2027	Nov. 29, 2027
June 15, 2023[Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	237	237
Exercise price for one ordinary share | $ / shares	[1]	$ 12,600
Expiration date		Jun. 12, 2028	Jun. 12, 2028
January 25, 2024 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	847	847
Exercise price for one ordinary share | $ / shares	[1]	$ 5,250
Expiration date		Jan. 25, 2029	Jan. 25, 2029
May 14, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	2,198	2,198
Exercise price for one ordinary share | $ / shares	[1]	$ 787.5
Expiration date		May 14, 2030	May 14, 2030
July 28, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	15,110	15,110
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Jul. 07, 2030	Jul. 07, 2030
September 30, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	45,627	45,627
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Sep. 30, 2030	Sep. 30, 2030
December 4, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	24,573	24,573
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Dec. 04, 2030	Dec. 04, 2030
December 30, 2025 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	11,447	11,447
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Dec. 30, 2030	Dec. 30, 2030
February 12, 2026 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	11,447	11,447
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Feb. 11, 2031	Feb. 11, 2031
March 10, 2026 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	11,447	11,447
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Mar. 09, 2031	Mar. 09, 2031
April 27,2026 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	11,447	11,447
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Apr. 26, 2031	Apr. 26, 2031
June 1, 2026 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	99,800	99,800
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		May 31, 2031	May 31, 2031
June 15, 2026 [Member]
Schedule of Outstanding Non-Marketable Warrants [Line Items]
Number of outstanding warrants	[1]	149,701	149,701
Exercise price for one ordinary share | $ / shares	[1]	$ 87.36
Expiration date		Jun. 14, 2031	Jun. 14, 2031

[1]	Number of outstanding warrants and exercise prices have been adjusted to give retroactive effect to the down round anti-dilution provision included in the terms of such warrants, as affected by new equity investments up to June 30, 2026 (see also note 9B).
[2]	Classified as a warrants’ liability of $0.